Simple Agreement for Future Equity (“Safe”) Liabilities - Schedule of Reconciliation of Liabilities Measured at Fair Value (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Reconciliation of Liabilities Measured at Fair Value [Abstract]
Balance at beginning	$ 6,406,878
Receipt of SAFE proceeds	2,500,000
Change in fair value of SAFEs	2,276,199
Conversion of SAFEs to Company Class A Ordinary Shares	(11,183,077)
Balance at ending